Basic and Diluted Net Loss per Share - Additional Information (Details) - ¥ / shares		12 Months Ended
	Dec. 02, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share Basic [Line Items]
Weighted average number of shares subject to contingently issuable shares		5,891,689	6,141,679	5,329,287
Weighted average exercise price of options included in computation of basic eps		¥ 0.0007	¥ 0.0007	¥ 0.0007
American Depositary Shares
Earnings Per Share Basic [Line Items]
Weighted average number of shares subject to contingently issuable shares		2,356,676	2,456,672	2,131,715
Class A Ordinary Shares
Earnings Per Share Basic [Line Items]
Description about ratio of stock conversion	current ADS Ratio of four (4) ADSs to one (1) Class A ordinary share to a new ADS Ratio of two (2) ADSs to five (5) Class A ordinary shares.	For all the periods presented, basic and diluted loss per ADS, including the contingently issuable shares mentioned in (1) above, have been revised assuming the change of ADS ratio from a ratio of four ADSs to one Class A ordinary share to a new Ratio of two ADSs to five Class A ordinary shares occurred at the beginning of the earliest period presented.